Solar Energy Systems Held for Development and Sale (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Solar Energy Systems Held For Development and Sale [Abstract]
Under development	$ 133.8	$ 193.5
Systems held for sale	0	179.5
Total solar energy systems held for development and sale	$ 133.8	$ 373.0